Segment Information - Segment Results (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment											3
Segment Reporting Information [Line Items]
Fee income			$ 1,861,000	$ 1,893,000	$ 1,920,000	$ 1,997,000	$ 2,081,000	$ 2,047,000	$ 1,976,000	$ 1,890,000	$ 7,671,000	[1]	$ 7,994,000	[1]	$ 6,840,000
Premiums			22,000	30,000	26,000	31,000	30,000	30,000	31,000	31,000	109,000	[1]	122,000	[1]	157,000
Net investment income			695,000	648,000	719,000	658,000	797,000	771,000	744,000	828,000	2,720,000	[1]	3,140,000	[1]	2,836,000
Net gains (losses) on derivatives and investments	$ (832,000)	$ (5,367,000)	(4,198,000)	(194,000)	2,940,000	(1,566,000)	(1,698,000)	(421,000)	(388,000)	(2,839,000)	(3,018,000)	[1]	(5,346,000)	[1]	(6,894,000)
Other income			25,000	19,000	20,000	20,000	22,000	17,000	31,000	23,000	84,000	[1]	93,000	[1]	64,000
Total revenues	9,752,000	5,982,000	(2,069,000)	2,951,000	6,702,000	2,168,000	1,196,000	2,329,000	1,626,000	831,000	9,752,000	[1]	5,982,000	[1]	3,443,000
Death, other policy benefits and change in policy reserves, net of deferrals	1,035,000	904,000	246,000	240,000	261,000	288,000	155,000	280,000	214,000	255,000	1,035,000	[1]	904,000	[1]	1,313,000
Interest credited on other contract holder funds, net of deferrals and amortization	859,000	825,000	235,000	223,000	206,000	195,000	201,000	205,000	207,000	212,000	859,000	[1]	825,000	[1]	1,293,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000	(26,000)	(39,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(36,000)	[2]	41,000	[2]	0
Interest expense			18,000	8,000	6,000	5,000	5,000	4,000	7,000	6,000	37,000	[1]	22,000	[1]	44,000
Operating costs and other expenses, net of deferrals			602,000	568,000	532,000	631,000	737,000	666,000	655,000	631,000	2,333,000	[1]	2,689,000	[1]	1,200,000
Total benefits and expenses	1,917,000	1,820,000	$ (528,000)	$ 391,000	$ 2,511,000	$ (457,000)	$ 1,397,000	$ 2,533,000	$ 2,929,000	$ (5,039,000)	1,917,000	[1]	1,820,000	[1]	5,836,000
Pretax income (loss)	$ 7,835,000	$ 4,162,000
Operating Segments
Segment Reporting Information [Line Items]
Fee income											4,582,000		5,128,000		4,319,000
Premiums											121,000		134,000		170,000
Net investment income											1,467,000		1,952,000		2,044,000
Net gains (losses) on derivatives and investments											40,000		153,000		127,000
Other income											84,000		93,000		64,000
Total revenues											6,294,000		7,460,000		6,724,000
Death, other policy benefits and change in policy reserves, net of deferrals											769,000		737,000		999,000
Interest credited on other contract holder funds, net of deferrals and amortization											859,000		825,000		1,155,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(30,000)		72,000
Interest expense											37,000		22,000		44,000
Operating costs and other expenses, net of deferrals											2,333,000		2,689,000		2,403,000
Amortization of deferred acquisition costs											568,000		568,000		92,000
Total benefits and expenses											4,536,000		4,913,000		4,693,000
Pretax income (loss)											1,758,000		2,547,000		2,031,000
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Fee income											4,108,000		4,636,000		3,806,000
Premiums											10,000		15,000		27,000
Net investment income											394,000		686,000		947,000
Net gains (losses) on derivatives and investments											17,000		52,000		48,000
Other income											42,000		47,000		30,000
Total revenues											4,571,000		5,436,000		4,858,000
Death, other policy benefits and change in policy reserves, net of deferrals											63,000		6,000		142,000
Interest credited on other contract holder funds, net of deferrals and amortization											246,000		218,000		469,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(6,000)		(8,000)
Interest expense											32,000		22,000		28,000
Operating costs and other expenses, net of deferrals											2,174,000		2,455,000		2,172,000
Amortization of deferred acquisition costs											557,000		556,000		55,000
Total benefits and expenses											3,066,000		3,249,000		2,866,000
Pretax income (loss)											1,505,000		2,187,000		1,992,000
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Fee income											474,000		492,000		513,000
Premiums											111,000		119,000		143,000
Net investment income											706,000		950,000		776,000
Net gains (losses) on derivatives and investments											31,000		72,000		58,000
Other income											35,000		39,000		26,000
Total revenues											1,357,000		1,672,000		1,516,000
Death, other policy benefits and change in policy reserves, net of deferrals											706,000		731,000		857,000
Interest credited on other contract holder funds, net of deferrals and amortization											412,000		419,000		436,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(24,000)		80,000
Interest expense											0		0		0
Operating costs and other expenses, net of deferrals											129,000		181,000		190,000
Amortization of deferred acquisition costs											11,000		12,000		17,000
Total benefits and expenses											1,234,000		1,423,000		1,500,000
Pretax income (loss)											123,000		249,000		16,000
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Fee income											0		0		0
Premiums											0		0		0
Net investment income											312,000		260,000		355,000
Net gains (losses) on derivatives and investments											(22,000)		(3,000)		0
Other income											0		0		1,000
Total revenues											290,000		257,000		356,000
Death, other policy benefits and change in policy reserves, net of deferrals											0		0		0
Interest credited on other contract holder funds, net of deferrals and amortization											201,000		188,000		250,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											0		0
Interest expense											5,000		0		16,000
Operating costs and other expenses, net of deferrals											5,000		5,000		5,000
Amortization of deferred acquisition costs											0		0		0
Total benefits and expenses											211,000		193,000		271,000
Pretax income (loss)											79,000		64,000		85,000
Corporate and Other
Segment Reporting Information [Line Items]
Fee income											0		0		0
Premiums											0		0		0
Net investment income											55,000		56,000		(34,000)
Net gains (losses) on derivatives and investments											14,000		32,000		21,000
Other income											7,000		7,000		7,000
Total revenues											76,000		95,000		(6,000)
Death, other policy benefits and change in policy reserves, net of deferrals											0		0		0
Interest credited on other contract holder funds, net of deferrals and amortization											0		0		0
(Gain) loss from updating future policy benefits cash flow assumptions, net											0		0
Interest expense											0		0		0
Operating costs and other expenses, net of deferrals											25,000		48,000		36,000
Amortization of deferred acquisition costs											0		0		20,000
Total benefits and expenses											25,000		48,000		56,000
Pretax income (loss)											$ 51,000		$ 47,000		$ (62,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.